PROPERTY AND EQUIPMENT, NET - Schedule of depreciation expense related to property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation	$ 20,492	$ 16,611	$ 13,929
Cost of revenues
Property, Plant and Equipment [Line Items]
Depreciation	3,060	3,533	3,186
Research and development, net
Property, Plant and Equipment [Line Items]
Depreciation	10,566	8,126	6,427
Selling and marketing
Property, Plant and Equipment [Line Items]
Depreciation	4,366	3,269	2,939
General and administrative
Property, Plant and Equipment [Line Items]
Depreciation	$ 2,500	$ 1,683	$ 1,377